Shareholder Report, Line Graph (Details) 195774_Pacer MSCI World Industry Advantage ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Apr. 30, 2025	Sep. 16, 2024	Apr. 30, 2026
Pacer MSCI World Industry Advantage ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Pacer MSCI World Industry Advantage ETF NAV
Accumulated Value	$ 10,073	$ 10,000	$ 13,435
MSCI World Ricardo Comparative Advantage Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Ricardo Comparative Advantage Select Index
Accumulated Value	10,120	10,000	$ 13,561
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index
Accumulated Value	$ 10,123	$ 10,000	$ 13,075